INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 44,104,307	R$ 40,582,117
Additions	2,802,225	6,496,182
Write-offs, net	1,229	(175,045)
Net transfers	100,846	130,675
Sale of businesses (4) (Note 2.d)		(2,010)
Business combination - Garliava anda Vita IT (Note 2.d)	6,236,571
Amortization (Note 25)	(3,519,928)	(2,927,612)
Balance at end of the period	49,725,250	44,104,307
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	77,026,532
Balance at end of the period	88,273,192	77,026,532
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(32,922,225)
Balance at end of the period	R$ (38,547,942)	R$ (32,922,225)
Softwares
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%	20.00%
Balance at beginning of the period	R$ 4,771,275	R$ 3,994,704
Additions	352,128	724,599
Write-offs, net	1,378	(16,884)
Net transfers	2,077,044	1,695,398
Sale of businesses (4) (Note 2.d)		(2,010)
Business combination - Garliava anda Vita IT (Note 2.d)	177
Amortization (Note 25)	(1,853,464)	(1,624,532)
Balance at end of the period	5,348,538	4,771,275
Softwares | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	22,451,551
Balance at end of the period	25,029,658	22,451,551
Softwares | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(17,680,276)
Balance at end of the period	(19,681,120)	R$ (17,680,276)
Customer portfolio
INTANGIBLE ASSETS
Annual amortization rate (%)		12.50%
Balance at beginning of the period	369,238	R$ 633,566
Business combination - Garliava anda Vita IT (Note 2.d)	125,740
Amortization (Note 25)	(161,188)	(264,328)
Balance at end of the period	R$ 333,790	369,238
Customer portfolio | Minimum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	12.50%
Customer portfolio | Maximum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Customer portfolio | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 4,440,717
Balance at end of the period	4,566,457	4,440,717
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(4,071,479)
Balance at end of the period	R$ (4,232,667)	R$ (4,071,479)
Trademarks
INTANGIBLE ASSETS
Annual amortization rate (%)	7.70%	7.70%
Balance at beginning of the period	R$ 736,794	R$ 821,000
Business combination - Garliava anda Vita IT (Note 2.d)	4,527
Amortization (Note 25)	(84,770)	(84,206)
Balance at end of the period	656,551	736,794
Trademarks | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	1,658,897
Balance at end of the period	1,663,424	1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(922,103)
Balance at end of the period	(1,006,873)	(922,103)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period	14,906,531	11,361,710
Additions	190,066	4,496,263
Business combination - Garliava anda Vita IT (Note 2.d)	2,612,566
Amortization (Note 25)	(1,417,412)	(951,442)
Balance at end of the period	R$ 16,291,751	R$ 14,906,531
Licenses | Minimum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	3.60%	3.60%
Licenses | Maximum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%	6.67%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 24,924,783
Balance at end of the period	29,685,824	R$ 24,924,783
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(10,018,252)
Balance at end of the period	(13,394,073)	R$ (10,018,252)
Other intangible assets
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%
Balance at beginning of the period	39,524	R$ 42,628
Amortization (Note 25)	(3,094)	(3,104)
Balance at end of the period	R$ 36,430	39,524
Other intangible assets | Minimum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%
Other intangible assets | Maximum [Member]
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Other intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 269,639
Balance at end of the period	269,639	269,639
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(230,115)
Balance at end of the period	(233,209)	(230,115)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period	412,677	702,080
Additions	2,260,031	1,275,320
Write-offs, net	(149)
Net transfers	(1,976,198)	(1,564,723)
Balance at end of the period	696,361	412,677
Software under development | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	412,677
Balance at end of the period	R$ 696,361	412,677
Radio Frequency of 700 MHz [Member]
INTANGIBLE ASSETS
Radio Frequency Band	20
Radio Frequency of 850 MHz [Member]
INTANGIBLE ASSETS
Radio Frequency Band	25
Radio Frequency of 900 MHz [Member]
INTANGIBLE ASSETS
Radio Frequency Band	5
Radio Frequency of 1800 MHz [Member] | Minimum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	20
Radio Frequency of 1800 MHz [Member] | Maximum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	50
Radio Frequency of 2100 MHz [Member] | Minimum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	20
Radio Frequency of 2100 MHz [Member] | Maximum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	30
Radio Frequency of 2300 MHz [Member] | Minimum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	40
Radio Frequency of 2300 MHz [Member] | Maximum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	50
Radio Frequency of 2500 MHz [Member] | Minimum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	40
3500 MHz
INTANGIBLE ASSETS
Radio Frequency Band	100
3500 MHz | Maximum [Member]
INTANGIBLE ASSETS
Radio Frequency Band	60
26 GHz
INTANGIBLE ASSETS
Radio Frequency Band	600
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 22,868,268	23,026,429
Write-offs, net		(158,161)
Business combination - Garliava anda Vita IT (Note 2.d)	3,493,561
Balance at end of the period	26,361,829	22,868,268
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	22,868,268
Balance at end of the period	R$ 26,361,829	R$ 22,868,268